Earnings Per Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding stock awards excluded from calculation of diluted earnings (loss) per share	4	4	1